Shareholders' Equity and Partners' Capital - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions										3 Months Ended				8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2017	Sep. 11, 2017	Jun. 15, 2017	Mar. 15, 2017	Dec. 15, 2016	Sep. 15, 2016	Aug. 01, 2016	Jul. 15, 2016	Apr. 25, 2016	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
MGM
Stockholders Equity and Partners Capital [Line Items]
Ownership interest in operating partnership									73.30%						73.30%		73.30%
MGP Operating Partnership
Stockholders Equity and Partners Capital [Line Items]
Cash distribution declared (in usd per unit)	$ 0.3950		$ 0.3950	$ 0.3875	$ 0.3875	$ 0.3875				$ 0.3950			$ 0.3875		$ 1.1775	$ 0.6507
Dividends declared | MGP Operating Partnership
Stockholders Equity and Partners Capital [Line Items]
Dividends/Distributions	$ 101.2		$ 96.0		$ 94.1	$ 94.1
Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Common stock shares, par value (in usd per share)										0		$ 0		$ 0	0		$ 0	$ 0
Dividends/Distributions								$ 56.7
Dividend declared				$ 0.3875						$ 0.3950	$ 0.3950	$ 0.3875	$ 0.3875	0.6860	$ 1.1775	$ 0.6507
Dividend paid								$ 15.1
Class A Shares | Dividends declared
Stockholders Equity and Partners Capital [Line Items]
Dividends/Distributions										$ 28.0	$ 22.8	$ 22.3	$ 22.3
Class B Share
Stockholders Equity and Partners Capital [Line Items]
Percentage of ownership, below which Class B not entitled to voting rights															30.00%		30.00%
Common stock shares, par value (in usd per share)										$ 0		$ 0		$ 0	$ 0		$ 0
IPO
Stockholders Equity and Partners Capital [Line Items]
Ownership percentage acquired									26.70%						26.70%		26.70%
IPO | Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Shares sold in offering (in shares)															57,500,000		57,500,000
Public Stock Offering | Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Shares sold in offering (in shares)		13,225,000
Proceeds from offering		$ 387.5
Over-Allotment Option | Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Shares sold in offering (in shares)		1,725,000
Borgata | MGM
Stockholders Equity and Partners Capital [Line Items]
Increase in ownership interest in operating partnership		72.30%					76.30%								72.30%		76.30%
Borgata | IPO
Stockholders Equity and Partners Capital [Line Items]
Reduction in ownership percentage acquired		27.70%					23.70%								27.70%		23.70%